Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 3,255	$ 3,216
Current portion	579	3
Long-term portion	2,676	3,213
Derivative instrument liability	62	76
Derivative instrument liability, current portion	62
Derivative instrument liability, Long-term portion		76
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	62	76
3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	62	76
3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	62	76
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,255	3,216
Current portion	579	3
Long-term portion	2,676	3,213
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	3,556	3,246
Primary debt instruments [member] | Bank and Other [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1	3
Primary debt instruments [member] | Bank and Other [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1	3
Primary debt instruments [member] | 3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	435	402
Primary debt instruments [member] | 3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	435	407
Primary debt instruments [member] | 3.95% Notes, Due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	143	138
Primary debt instruments [member] | 3.95% Notes, Due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	143	139
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	596	596
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	639	607
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	240	240
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	254	233
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	496	495
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	513	458
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	116	116
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	120	105
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	342	341
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	412	364
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	395	395
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	447	406
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	491	490
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 592	$ 524